Business Combinations - Summary of Purchase Consideration Related to Each Acquisition (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jan. 30, 2017
Business Acquisition [Line Items]
Cash Consideration Paid	$ 9,479
Equity Consideration Paid	5,285
Cash Holdback	500
Contingent Consideration Maximum	2,300
Contingent Consideration Fair Value	$ 1,160
Semanta, s.r.o [Member]
Business Acquisition [Line Items]
Month Acquired	2017-01
Cash Consideration Paid	$ 3,944
Cash Holdback	500	$ 500
Contingent Consideration Maximum	2,300	$ 2,300
Contingent Consideration Fair Value	$ 1,160
Yhat, Inc. [Member]
Business Acquisition [Line Items]
Month Acquired	2017-05
Cash Consideration Paid	$ 5,535
Equity Consideration Paid	$ 5,285